Loan Receivable from Third Parties (Tables)	6 Months Ended
Jun. 30, 2022
Receivables [Abstract]
Schedule of loan receivable from third parties
	June 30,	December 31,
	2022	2021
Loan receivable (1)	$1,580,000	$400,000

(1)	In 2021, the Company entered into a loan agreement to lend $400,000 loan to AGM Group Ltd., who is the shareholder of the Company holding 20 class A shares. As AGM Group Ltd. (i) held less than 10% of the Company’s securities shares, (ii) was not the company’s management, (iii) could not directly or indirectly control the Company, (iv) could not significantly influence the financial and operating decisions of the Company, the Company is not regarded it as a related party. On April 5, 2022, the Company extended a $900,000 loan to AGM Group Ltd. at the interest rate of 1% for one year as working capital support.